Financial risk management	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Financial risk management
4.
Financial risk management
4.1.
Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk, liquidity risk and credit risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Risk management is carried out by the senior management of the Group.

(a)
Market risk
(i)
Foreign exchange risk

Foreign exchange risk primarily arises from recognised assets and liabilities denominated in a currency other than the functional currency of the Group’s subsidiaries. The Group manages its foreign exchange risk by performing regular reviews of the Group’s net foreign exchange exposures and tries to minimize non-functional currency transactions.

The Group operates mainly in the PRC with most of the transactions settled in RMB. Management considers that the business is not exposed to significant foreign exchange risk as there are no significant assets or liabilities of the Group are denominated in the currencies other than the respective functional currencies of the Group’s entities.

(b)
Liquidity risk

The Group intends to maintain sufficient cash and cash equivalents. Due to the dynamic nature of the underlying business, the policy of the Group is to regularly monitor the Group’s liquidity risk and to maintain adequate liquid assets such as cash and cash equivalents, or to retain adequate financing arrangements to meet the Group’s liquidity requirements.

The Group expects that its existing cash and cash equivalents will be sufficient to fund its operations and meet all of its obligations as they fall due for at least twelve months from the date of issuance of financial statements. The Group raised funding through convertible redeemable preference shares on January 14 and January 26, 2022, with a total cash consideration of US$87.3 million (RMB556.4 million). See Note 3.2 for details related to going concern basis.

The table below analyses the Group’s non-derivative financial liabilities into relevant maturity grouping based on the remaining period at each statement of financial position date to the contractual maturity date. The amounts disclosed in the table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Total	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At December 31, 2020
Trade payables	4,320	—	—	4,320	4,320
Other payables and accruals (excluding Employee benefit payables and taxes payables)	10,132	—	—	10,132	10,132
Lease liabilities	5,005	4,117	11,321	20,443	17,836
	19,457	4,117	11,321	34,895	32,288
At December 31, 2021
Trade payables	16,872	—	—	16,872	16,872
Other payables and accruals (excluding Employee benefit payables and taxes payables)	35,774	—	—	35,774	35,774
Lease liabilities	8,294	6,205	7,204	21,703	19,633
	60,940	6,205	7,204	74,349	72,279

(c)
Credit risk

Credit risk arises from cash and cash equivalents, trade receivables, prepayments and other receivables. The carrying amount of each class of the above financial asset represents the Group’s maximum exposure to credit risk in relation to the corresponding class of financial asset.

Credit risk is managed on group basis. Finance team is responsible for managing and analysing the credit risk for each of their new clients before standard payment and delivery terms and conditions are offered. The Group assesses the credit quality of its customers and other debtors by taking into account various factors including their financial position, past experience and other factors.

Cash and cash equivalents are mainly placed with state-owned financial institutions in the PRC. There has been no recent history of default in relation to these financial institutions.

For accounts receivables, an impairment analysis is performed at each financial position date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns. The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the financial position date about past events, current conditions and forecasts of future economic conditions.

4.2. Capital management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to enhance shareholders’ value in the long-term.

The Group monitors capital (including share capital, additional paid in capital and other reserves) by regularly reviewing the capital structure. As part of this review, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. In January 2022, the Group raised funding through issuing convertible redeemable preference shares, for a total cash consideration of US$87.3 million (RMB556.4 million). Given to the improvement on net debt position, it is considered that the capital risk of the Group is not significant.

This section sets out an analysis of net debt and the movements in the debt for each of the period presented.

	Year ended December 31,
	2020	2021
	(as restated)	(as restated)
	RMB’000	RMB’000
Lease liabilities – repayable within one year	3,935	7,067
Lease liabilities – repayable after one year	13,901	12,566
Lease liabilities	17,836	19,633

	Cash and cash equivalents	Lease liabilities	Total
	(as restated)	(as restated)	(as restated)
	RMB’000	RMB’000	RMB’000
Net debt as at January 1, 2020	2,124	(880)	1,244
Cash flows	1,541	—	1,541
Lease liabilities	—	(16,956)	(16,956)
Net debt as at December 31, 2020	3,665	(17,836)	(14,171)
Cash flows	4,824	2,074	6,898
Lease liabilities	—	(3,871)	(3,871)
Net debt as at December 31, 2021	8,489	(19,633)	(11,144)

4.3. Fair value estimation

The table below analyses the Group’s financial instruments carried at fair value as of each statement of financial position date, by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorized into three levels within a fair value hierarchy as follows:

(1)
Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1);
(2)
Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2); and
(3)
Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

The following table presents the Group’s financial instruments that are measured at fair value at each statement of financial position date:

	Level 3	Total
	RMB’000	RMB’000
Recurring fair value measurements
At December 31, 2021
Financial assets at fair value through profit or loss	5,000	5,000

(a)
Financial instruments in Level 3

If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.

Specific valuation techniques used to value financial instruments include:

•
The use of quoted market prices or investor quotes for similar instruments; and
•
The discounted cash flow model and unobservable inputs mainly including assumptions of expected future cash flows and discount rate; and
•
The latest round financing, i.e. the prior transaction price or the third-party pricing information; and
•
A combination of observable and unobservable inputs, including risk-free rate, expected volatility, discount rate for lack of marketability, market multiples, etc.

Level 3 instrument of the Group’s assets include long-term investments measured at fair value through profit or loss (mainly investments in ordinary shares in unlisted companies with no significant influence) measured at fair value through profit or loss. As the investment is not traded in an active market, its fair value has been determined by using applicable valuation technique, such as market approach.

Details of movements and significant observable inputs used in the level 3 financial instruments are set out in Note 11.

The following table summarizes the quantitative information about the significant unobservable inputs used in recurring level 3 fair value measurements.

	Fair values as of December 31,			Change of inputs at December 31,
	2020	2021
Description	RMB’000	RMB’000	Unobservable inputs	2020	2021	Relationship of unobservable inputs to fair value
Investments in unlisted company	—	5,000	Expected volatility	—	51%	The higher the expected volatility, the lower the fair value
			Discount for lack of marketability (“DLOM”)	—	19%	The higher the DLOM, the lower the fair value

The carrying amounts of the Group’s financial asset not carrying at fair values, including cash and cash equivalents, trade receivables, other receivables and prepayments, and the Group’s financial liabilities not carrying at fair values, including trade payables, other payables and accruals, approximate their fair values due to their short maturities or the interest rates are close to the market interest rates.